DEFERRED CONNECTION FEES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Change in deferred connection fees
Balance, beginning of the year	$ 129,424	$ 155,288
Payments received and deferred during the year	61,646	76,562
Amounts amortized and recognized as revenue during the year	(73,568)	(96,676)
Currency translation adjustment	8,152	(5,750)
Balance, end of the year	125,654	129,424
Less: current portion	(48,158)	(49,868)
Non-current portion	$ 77,496	$ 79,556